Unaudited Statements of Cash Flows - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net (loss) income	$ (49,860,395)	$ 120,715,749
Depreciation and amortization	73,733,715	73,422,650
Impairment (reversal) of wells, pipelines, properties, plant and equipment	(42,360,452)	3,401,410
Profit sharing duty and income tax	225,597,266	198,571,462
Deferred profit-sharing duty and deferred income tax	(400,877)	6,554,663
Unsuccessful wells	9,054,121	3,051,614
Exploration costs	(366,759)	(183,493)
Loss on disposal of wells, pipelines, properties, plant and equipment	9,757,868	3,996,360
Share of profit (loss) in joint ventures, associates and other	(848,136)	(874,954)
Dividends received in shares		(193,731)
Effects of net present value of reserve for well abandonment	1,081,276	1,437,130
Unrealized foreign exchange (income) loss	(1,246,452)	(202,112,496)
Interest expense	56,972,817	49,612,925
Interest income	(10,969,569)	(7,301,747)
Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments	(246,459,019)	(280,867,766)
Inventories	10,533,108	(6,050,497)
Other assets	(4,348,676)	(2,265,445)
Employee benefits	29,471,820	31,531,893
Net cash flows (used in) from operating activities	63,209,806	(7,554,273)
Investing activities Acquisition of wells, pipelines, properties, plant and equipment	(32,524,383)	(32,055,318)
Cash proceeds from equity instruments		684,030
Intangible assets	(7,983,152)	(88,885)
Interest received	6,233,552	2,804,625
Net cash flows used in investing activities	(34,273,983)	(28,655,548)
Financing activities
Loans obtained from financial institutions	449,928,638	286,723,631
Debt payments, principal only	(416,412,383)	(242,651,426)
Interest paid	(56,785,264)	(51,576,682)
Net cash flows from (used in) financing activities	(23,269,009)	(7,504,477)
Net increase (decrease) in cash and cash equivalents	5,666,814	(43,714,298)
Effects of change in cash value	5,988,143	(9,287,298)
Cash and cash equivalents at the beginning of the period	97,851,754	163,532,513
Cash and cash equivalents at the end of the period	109,506,711	110,530,917
Petroleos Mexicanos [member]
Operating activities:
Net (loss) income	(49,865,004)	120,553,466
Depreciation and amortization	632,620	474,382
Deferred profit-sharing duty and deferred income tax	1,161,878
Loss on disposal of wells, pipelines, properties, plant and equipment	609,800	7,051
Share of profit (loss) in joint ventures, associates and other	5,621,100	(143,733,968)
Unrealized foreign exchange (income) loss	(1,673,622)	(191,039,959)
Interest expense	53,740,005	46,739,561
Interest income	(9,946,671)	(6,816,686)
Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments	40,704,357	(38,747,610)
Inventories	(159,114)	(310,366)
Other assets	(53,750)	(1,998,102)
Employee benefits	6,160,126	6,023,764
Inter-company charges and deductions	8,447,432	154,647,376
Net cash flows (used in) from operating activities	49,592,822	(54,201,091)
Investing activities Acquisition of wells, pipelines, properties, plant and equipment	(368,683)	52,106
Intangible assets	(60,190)	(28,854)
Interest received	6,233,552	2,804,625
(Increase) decrease due to inter-company investing	(48,239,396)	15,921,021
Net cash flows used in investing activities	(42,434,717)	18,748,898
Financing activities
Loans obtained from financial institutions	287,889,506	201,290,870
Debt payments, principal only	(242,990,539)	(153,414,831)
Interest paid	(54,531,698)	(49,508,283)
Inter-company increase (decrease) financing		1,962,792
Net cash flows from (used in) financing activities	(9,632,731)	330,548
Net increase (decrease) in cash and cash equivalents	5,972,806	(35,121,645)
Effects of change in cash value		42,427
Cash and cash equivalents at the beginning of the period	46,959,103	92,503,607
Cash and cash equivalents at the end of the period	52,931,909	57,424,389
Subsidiary guarantors [member]
Operating activities:
Net (loss) income	(5,995,367)	143,999,845
Depreciation and amortization	72,010,167	71,628,286
Impairment (reversal) of wells, pipelines, properties, plant and equipment	(44,514,468)	3,401,410
Profit sharing duty and income tax	223,110,505	198,282,332
Deferred profit-sharing duty and deferred income tax	(3,105,112)	4,863,301
Unsuccessful wells	9,054,121	3,051,614
Exploration costs	(366,759)	(183,493)
Loss on disposal of wells, pipelines, properties, plant and equipment	9,041,996	185,844
Share of profit (loss) in joint ventures, associates and other	(59,542)	(39,767)
Effects of net present value of reserve for well abandonment	1,081,276	1,437,130
Unrealized foreign exchange (income) loss	457,505	(6,634,126)
Interest expense	2,500,524	2,275,050
Interest income	(675,242)	(229,743)
Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments	(290,985,325)	(234,350,321)
Inventories	8,021,619	(6,310,175)
Other assets	(3,380,705)	(257,181)
Employee benefits	23,256,740	25,457,610
Inter-company charges and deductions	22,314,688	(17,492,330)
Net cash flows (used in) from operating activities	311,331	189,085,286
Investing activities Acquisition of wells, pipelines, properties, plant and equipment	(31,047,923)	(34,450,210)
Intangible assets	(7,686,915)	(292,477)
Net cash flows used in investing activities	(38,734,838)	(34,742,687)
Financing activities
Debt payments, principal only	(3,394,786)	(4,263,624)
Interest paid	(1,646,017)	(1,372,409)
Inter-company increase (decrease) financing	17,404,640	(148,956,533)
Net cash flows from (used in) financing activities	12,363,837	(154,592,566)
Net increase (decrease) in cash and cash equivalents	(3,744,982)	(249,967)
Effects of change in cash value		(201,998)
Cash and cash equivalents at the beginning of the period	18,815,345	9,732,503
Cash and cash equivalents at the end of the period	15,070,363	9,280,539
Non-guarantor subsidiaries [member]
Operating activities:
Net (loss) income	374,269	(265,877)
Depreciation and amortization	1,090,928	1,319,982
Impairment (reversal) of wells, pipelines, properties, plant and equipment	2,154,016
Profit sharing duty and income tax	2,486,761	289,130
Deferred profit-sharing duty and deferred income tax	1,542,357	1,691,362
Loss on disposal of wells, pipelines, properties, plant and equipment	106,072	3,803,465
Share of profit (loss) in joint ventures, associates and other	(788,594)	(835,187)
Dividends received in shares		(193,731)
Unrealized foreign exchange (income) loss	(30,335)	(4,438,411)
Interest expense	732,288	598,314
Interest income	(347,656)	(255,318)
Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments	3,821,949	(7,769,835)
Inventories	2,670,603	570,044
Other assets	(914,221)	(10,162)
Employee benefits	54,954	50,519
Inter-company charges and deductions	135,126	(4,618,459)
Net cash flows (used in) from operating activities	13,301,046	(10,064,164)
Investing activities Acquisition of wells, pipelines, properties, plant and equipment	(1,107,777)	2,342,786
Cash proceeds from equity instruments		684,030
Intangible assets	(236,047)	232,446
Net cash flows used in investing activities	(1,343,824)	3,259,262
Financing activities
Loans obtained from financial institutions	162,039,132	85,432,761
Debt payments, principal only	(170,027,058)	(84,972,971)
Interest paid	(607,549)	(695,990)
Inter-company increase (decrease) financing	(57,883)	(1,301,584)
Net cash flows from (used in) financing activities	(8,653,358)	(1,537,784)
Net increase (decrease) in cash and cash equivalents	3,438,990	(8,342,686)
Effects of change in cash value	5,988,143	(9,127,727)
Cash and cash equivalents at the beginning of the period	32,077,306	61,296,403
Cash and cash equivalents at the end of the period	41,504,439	43,825,989
Eliminations [member]
Operating activities:
Net (loss) income	5,625,707	(143,571,685)
Share of profit (loss) in joint ventures, associates and other	(5,621,100)	143,733,968
Funds (used in) from operating activities:
Inter-company charges and deductions	(30,897,246)	(132,536,587)
Net cash flows (used in) from operating activities	4,607	(132,374,304)
(Increase) decrease due to inter-company investing	48,239,396	(15,921,021)
Net cash flows used in investing activities	48,239,396	(15,921,021)
Financing activities
Inter-company increase (decrease) financing	(17,346,757)	148,295,325
Net cash flows from (used in) financing activities	$ (17,346,757)	$ 148,295,325